Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES
SUPPLEMENTAL CASH FLOW DISCLOSURES
Supplemental cash flow disclosures for the year ended December 31, 2012, 2011 and 2010 are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$11,087	$11,157	$11,097
Common stock issued through the DRIP Offering	$57,034	$59,696	$61,377
Net unrealized (loss) gain on marketable securities	$—	$(1,713)	$23,051
Reclassification of unrealized gain on marketable securities into net income	$—	$14,654	$—
Net unrealized gain (loss) on interest rate swaps	$1,164	$98	$(853)
Reclassification of unrealized loss on interest rate swaps into net income	$213	$—	$—
Accrued capital expenditures	$1,268	$—	$791
Accrued deferred financing costs	$90	$—	$107
Decrease in earnout liability	$—	$—	$983
Supplemental Cash Flow Disclosures:
Interest paid	$98,903	$98,939	$94,515

During the year ended December 31, 2010, the Company substituted one property for two new properties under a master lease agreement with one of the Company’s tenants. The allocation of the non-cash consideration resulted in an increase to the Company’s depreciable assets and a decrease in the related land assets of $136,000. No gain or loss was recorded related to this transaction.